Guggenheim Total Return Bond Fund Shareholder Fees - Class R6 Shares [Member] - Guggenheim Total Return Bond Fund - Class R6	Sep. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%